Goodwill and other intangible assets - Schedule of Movements in Goodwill (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	€ 49,892	€ 48,056	€ 44,364
Acquisitions during the period	475	609	2,179
Other movements during the period	(90)	(258)	(89)
Currency translation differences	(873)	1,485	1,602
Ending balance	€ 49,404	€ 49,892	€ 48,056